24. Post-Employment Benefits (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	R$ 18,964
Estimated cost of interest	711,795
Expected return on plan assets	(786,455)
Expected employee contributions	(2,262)
Costs (income or loss)	(57,958)	R$ (38,360)	R$ (29,679)	R$ (59,584)
Unified Plan
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	560	589	329	203
Estimated cost of interest	477,731	533,201	563,257	601,259
Expected return on plan assets	(584,972)
Expected employee contributions	(213)
Costs (income or loss)	(106,894)
Plan III
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	4,098	9,604	10,502	10,174
Estimated cost of interest	128,060	195,991	176,878	170,531
Expected return on plan assets	(180,750)
Expected employee contributions	(2,049)
Costs (income or loss)	(50,641)
Assistance Plan
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	14,306	11,633	9,225	44,942
Estimated cost of interest	106,004	R$ 102,916	R$ 105,987	R$ 108,465
Expected return on plan assets	(20,733)
Expected employee contributions	0
Costs (income or loss)	R$ 99,577